PROVISIONS - Changes in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in other provisions [abstract]
Beginning balance	€ 121	€ 122
Allowance	11	22
Amounts used	(9)	(12)
Unused amounts reversed	(9)	(10)
Unwinding of discounts and change in discount rates	(1)	2
Effects of changes in foreign exchange rates	4	(3)
Transfer	0
Ending balance	117	121
Current	20	23
Non-Current	97	98
Total Provisions	117	121
Close down and environmental remediation costs
Changes in other provisions [abstract]
Beginning balance	88	90
Allowance	4	2
Amounts used	(1)	(1)
Unused amounts reversed	(2)	(2)
Unwinding of discounts and change in discount rates	(1)	2
Effects of changes in foreign exchange rates	4	(3)
Transfer	(4)
Ending balance	88	88
Current	7	7
Non-Current	81	81
Total Provisions	88	88
Restructuring costs
Changes in other provisions [abstract]
Beginning balance	6	4
Allowance	3	13
Amounts used	(6)	(10)
Unused amounts reversed	(1)	(1)
Unwinding of discounts and change in discount rates	0	0
Effects of changes in foreign exchange rates	0	0
Transfer	0
Ending balance	2	6
Current	1	4
Non-Current	1	2
Total Provisions	2	6
Legal claims and other costs
Changes in other provisions [abstract]
Beginning balance	27	28
Allowance	4	7
Amounts used	(2)	(1)
Unused amounts reversed	(6)	(7)
Unwinding of discounts and change in discount rates	0	0
Effects of changes in foreign exchange rates	0	0
Transfer	4
Ending balance	27	27
Current	12	12
Non-Current	15	15
Total Provisions	€ 27	€ 27